SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 04, 2022
IfrsStatementLineItems [Line Items]
Changes in Accounts receivable	$ (359,691)	$ 2,570,324	$ 1,161,349
Changes in Prepaid expenses and other current assets	(110,703)	62,111	1,489,459
Goodwill	(8,338,547)	(11,425,148)	(31,688,887)
Changes in Deferred tax liability	$ 2,281,654
Revealed films [member]
IfrsStatementLineItems [Line Items]
Value of shares		2,956,080	7,000,000	$ 2,960,000
Changes in Value of shares		(4,043,920)
Cash		1,000,000	1,000,000	1,000,000
Deferred payment		1,900,000	2,000,000
Changes in Cash		(100,000)
Top-up share options		6,700,000	10,380,397
Changes in Top-up share options		(3,680,397)
Claw back clause		(1,300,000)		$ 1,300,000
Changes in Claw back clause		(1,300,000)
Total purchase price		11,256,080	20,380,397
Changes in Total purchase price		(9,124,317)
Less: acquired cash		(146,000)	(145,532)
Changes in acquired cash		(468)
Purchase price, net of acquired cash		11,110,080	20,234,865
Changes in Purchase price, net of acquired cash		(9,124,785)
Accounts receivable		(153,000)	(152,920)
Changes in Accounts receivable		(80)
Prepaid expenses and other current assets		(745,000)	(745,521)
Changes in Prepaid expenses and other current assets		521
Goodwill			(1,008,694)
Changes in Goodwill		1,008,694
Intangible assets		(9,760,000)	(8,884,000)
Changes in Intangible assets		(876,000)
Accounts payable, accrued expenses and other liabilities		702,000	1,660,727
Changes in Value of shares		(958,727)
Deferred tax liability			2,202,088
Changes in Deferred tax liability		(2,202,088)
Goodwill		1,154,080	$ 13,306,545
Increase decrease in Goodwill		$ (12,152,465)